Expense Example - WisdomTree Efficient Copper Plus Copper Miners Fund - WisdomTree Efficient Copper Plus Copper Miners Fund	Oct. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 144